Costs and expenses by nature (Details) - Cost Of Sale [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services	$ (5,810)	$ (5,687)	$ (11,201)	$ (12,782)
Depreciation, depletion and amortization	(2,423)	(2,556)	(5,072)	(4,952)
Production taxes	(2,906)	(2,694)	(5,936)	(5,477)
Employee compensation	(601)	(405)	(1,042)	(789)
Expenses, by nature	$ (11,740)	$ (11,342)	$ (23,251)	$ (24,000)